Securities Management & Research, Inc.
One Moody Plaza
Galveston, TX 77550

FIRST CLASS
U.S. POSTAGE
PAID
PERMIT NO. 89
GALVESTON, TEXAS

          [LOGO]
                                   GOVERNMENT
                                   INCOME FUND
                                   PRIMARY
                                   FUND
                                   TAX FREE
                                   FUND

                                              FEBRUARY 28, 1998


                                                    FORM 9202

SCHEDULE OF INVESTMENTS  February 28, 1998  (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT INCOME FUND SERIES

                                                           INTEREST/
                                               MATURITY     STATED        FACE
                                                 DATE      RATE (%)      AMOUNT        VALUE
COMMERCIAL PAPER
FOODS--0.84%
Quaker Oats Company                             03/03/98        5.70   $   200,000  $    199,937
UTILITY-ELECTRIC--0.71%
Indiana Michigan Power Company                  03/04/98        5.85       170,000       169,917
                                                                                    ------------
                                                     TOTAL COMMERCIAL PAPER--1.55%
                                                                   (COST $369,854)       369,854
                                                                                    ------------
U S GOVERNMENT AGENCY AND
U S GOVERNMENT SECURITIES
U S GOVERNMENT AGENCY SECURITIES--95.88%
Federal Home Loan Bank                          08/05/04        7.38     1,000,000     1,084,230
Federal Home Loan Bank                          08/19/04        7.57     1,000,000     1,094,810
Federal Home Loan Bank                          10/25/05        6.23       150,000       153,552
Federal Home Loan Mortgage Corporation          07/27/04        7.81     1,000,000     1,025,940
Federal Home Loan Mortgage Corporation          08/01/05        6.75       165,000       173,920
Federal Home Loan Mortgage Corporation          08/03/05        7.46       250,000       251,092
Federal Home Loan Mortgage Corporation          05/17/06        7.70     1,000,000     1,021,140
Federal Home Loan Mortgage Corporation          06/21/06        8.00     1,500,000     1,540,815
Federal Home Loan Mortgage Corporation          09/11/06        8.00     1,000,000     1,009,120
Federal Home Loan Mortgage Corporation          09/15/06        7.00       356,792       360,981
Federal Home Loan Mortgage Corporation          11/15/06        7.00     1,500,000     1,522,575
Federal Home Loan Mortgage Corporation          03/15/07        7.00     1,000,000     1,015,740
Federal Home Loan Mortgage Corporation          09/15/07        7.00     1,000,000     1,023,450
Federal Home Loan Mortgage Corporation          08/15/08        7.00     1,600,000     1,638,784
Federal National Mortgage Association           02/11/02        7.50     1,585,000     1,682,081
Federal National Mortgage Association           04/22/02        7.55       200,000       213,072
Federal National Mortgage Association           09/12/05        6.55       100,000       104,272
Federal National Mortgage Association           06/07/06        7.85     1,000,000     1,012,050
Federal National Mortgage Association           07/14/06        8.03     2,000,000     2,057,820
Federal National Mortgage Association           08/11/06        7.50       500,000       511,415
Federal National Mortgage Association           09/08/06        8.00     1,000,000     1,008,990
Federal National Mortgage Association           02/02/07        7.50     1,500,000     1,541,955
Federal National Mortgage Association           02/07/07        7.49       250,000       256,952
Federal National Mortgage Association           04/10/07        7.70       300,000       310,458
Federal National Mortgage Association           07/25/07        7.00     1,000,000     1,011,580
Tennesse Valley Authority                       12/15/17        6.25       300,000       303,375
                                                                                    ------------
                                                                                      22,930,169
U S GOVERNMENT SECURITIES--2.09%
U S Treasury Bonds                              02/15/26        6.00       500,000       499,980
                                                                                    ------------
                 TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--97.97%
                                                                (COST $22,596,476)    23,430,149
                                                                                    ------------
                                                         TOTAL INVESTMENTS--99.52%
                                                                (COST $22,966,330)    23,800,003
                                    CASH AND OTHER ASSETS, LESS LIABILITIES--0.48%       114,702
                                                                                    ------------
                                                         TOTAL NET ASSETS--100.00%  $ 23,914,705
                                                                                    ------------
                                                                                    ------------

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 1998  (Unaudited)
--------------------------------------------------------------------------------
PRIMARY FUND SERIES

                                                           INTEREST/
                                               MATURITY     STATED       FACE
                                                 DATE      RATE (%)     AMOUNT      VALUE
COMMERCIAL PAPER
AEROSPACE--1.06%
Lockheed Martin Corporation                     03/26/98        5.64   $ 347,000 $   345,641
AUTO & TRUCKS--3.85%
Hertz Corporation                               03/19/98        5.49   1,257,000   1,253,550
AUTO PARTS MANUFACTURES--4.68%
Cummins Engines Company, Incorporated           03/18/98        5.60   1,530,000   1,525,954
CHEMICALS--8.14%
Hercules Incorporated                           03/27/98        5.62   1,159,000   1,154,296
Praxair Incorporated                            03/02/98        5.57   1,500,000   1,499,768
                                                                                 -----------
                                                                                   2,654,064
COAL, GAS & PIPELINE--3.39%
Entech Incorporated                             04/01/98        5.72   1,108,000   1,102,542
CONTAINERS--3.10%
Crown Cork & Seal Company, Incorporated         03/06/98        5.62   1,011,000   1,010,211
DIVERSIFIED--8.26%
Growmark, Incorporated                          03/23/98        5.65   1,372,000   1,367,263
Textron, Incorporated                           04/09/98        5.53   1,333,000   1,324,927
                                                                                 -----------
                                                                                   2,692,190
ELECTRICAL POWER--3.81%
Pennsylvania Power & Light Energy Trust         03/04/98        5.60   1,242,000   1,241,420
FINANCIAL SERVICES--7.49%
Aristar, Incorporated                           03/05/98        5.51   1,045,000   1,044,360
Textron Financial Corporation                   03/25/98        5.65   1,400,000   1,394,727
                                                                                 -----------
                                                                                   2,439,087
NATURAL GAS--9.21%
Enron Corporation                               03/31/98        5.57   1,612,000   1,604,518
Sonat Incorporated                              03/12/98        5.58   1,398,000   1,395,616
                                                                                 -----------
                                                                                   3,000,134
OIL DOMESTIC--3.89%
Occidental Petroleum Corporation                03/30/98        5.70   1,273,000   1,267,155
PAPER/FOREST PRODUCTS--7.69%
Champion International Corporation              04/02/98        5.68   1,397,000   1,389,947
Potlatch Corporation                            03/17/98        5.54   1,117,000   1,114,250
                                                                                 -----------
                                                                                   2,504,197
RETAIL-GENERAL--4.76%
Dayton Hudson Corporation                       03/09/98        5.58   1,552,000   1,550,075
RETAIL-SPECIALTY--8.54%
The Limited, Incorporated                       03/24/98        5.57   1,591,000   1,585,338
Rite Aid Corporation                            03/20/98        5.55   1,200,000   1,196,485
                                                                                 -----------
                                                                                   2,781,823
TELCOMM-LONG DISTANCE--3.58%
COMSAT Corporation                              03/16/98        5.63   1,169,000   1,166,258
UTILITY-ELECTRIC/GAS/TELEPHONE--19.07%
Central & South West Corporation                03/11/98        5.65   1,154,000   1,152,189
GTE Corporation                                 03/13/98        5.53   1,298,000   1,295,607
Hawaiian Electric Industries Incorporated       03/03/98        5.62   1,118,000   1,117,651
Illinois Power Company                          03/10/98        5.60   1,461,000   1,458,954
Public Service Electric & Gas Company           03/26/98        5.60   1,193,000   1,188,361
                                                                                 -----------
                                                                                   6,212,762
                                                                                 -----------
                                                      TOTAL INVESTMENTS--100.52%
                                                              (Cost $32,747,063)  32,747,063
                                CASH AND OTHER ASSETS, LESS LIABILITIES--(0.52%)    (168,772)
                                                                                 -----------
                                                       TOTAL NET ASSETS--100.00% $32,578,291
                                                                                 -----------
                                                                                 -----------

See notes to financial statements.

SCHEDULE OF INVESTMENTS  February 28, 1998  (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND SERIES

MUNICIPAL BONDS                          FACE
RATING(A)                               AMOUNT      VALUE
            ARIZONA--2.92%
Aaa/AAA     Central Arizona Water
             Conservation District
             (Central Arizona
             Project)-Contract
             Revenue Refunding Bonds,
             Series B 1994, 4.750%,
             11/01/07                  $ 200,000  $  205,860
Aaa/AAA     Central Arizona Water
             Conservation District
             (Central Arizona
             Project)-Contract
             Revenue Refunding Bonds,
             Series B 1994, 4.750%,
             11/01/08                    100,000     102,238
                                                  ----------
                                                     308,098
                                                  ----------
            CALIFORNIA--5.42%
A1/A+       California State General
             Obligation Bonds
             Unlimited, 5.250%,
             06/01/11                    100,000     104,334
Aaa/AAA     Sacramento, California
             Municipal Utility
             District Electric
             Revenue Bonds, Series I,
             5.750%, 01/01/15            200,000     213,092
Aaa/AAA     San Francisco, California
             City and County Sewer
             Revenue Refunding Bonds,
             5.375%, 10/01/16            250,000     254,498
                                                  ----------
                                                     571,924
                                                  ----------
            FLORIDA--9.08%
Aaa/AAA     Dade County, Florida
             Water & Sewer System
             Revenue Bonds, 5.375%,
             10/01/16                    400,000     411,992
Aa1/AA      Orlando, Florida
             Utilities Commonwealth
             Water & Electric Revenue
             Bonds, 5.125%, 10/01/19     400,000     395,092
Aa2/AA+     State of Florida-State
             Board of Education,
             Public Education Capital
             Outlay Bonds, 1992
             Series E, 5.750%,
             06/01/19                    145,000     151,721
                                                  ----------
                                                     958,805
                                                  ----------
            GEORGIA--1.74%
A3/A        Municipal Electric
             Authority of
             Georgia-Power Revenue
             Bonds, Series AA,
             5.400%, 01/01/07            175,000     183,234
                                                  ----------

MUNICIPAL BONDS                          FACE
RATING(A)                               AMOUNT      VALUE
            ILLINOIS--8.84%
Aa2/AA      Illinois Health
             Facilities
             Authority-Revenue Bonds,
             Series A, (Northwestern
             Memorial Hospital),
             6.000%, 08/15/24          $ 100,000  $  106,619
Aa2/AA      Illinois Health
             Facilities
             Authority-Revenue Bonds,
             Series 1994A,
             (Northwestern Memorial
             Hospital), 6.100%,
             08/15/14                    200,000     216,434
Aaa/AAA     Illinois State Toll
             Highway
             Authority-Highway
             Priority Revenue Bonds,
             Series A-FGIC, 5.750%,
             01/01/17                    175,000     181,898
Aaa/AAA     Regional Transportation
             Authority of Illinois
             Revenue Bonds, Refunding
             MBIA, 5.500%, 06/01/18      200,000     205,532
Aa3/AAA     State of Illinois-Build
             Illinois Bonds, Sales
             Tax Revenue Bonds,
             Series V, 6.375%,
             06/15/17                    200,000     222,806
                                                  ----------
                                                     933,289
                                                  ----------
            MARYLAND--0.97%
Aa/AA+      Anne Arundel County,
             Maryland-General
             Obligation Bonds,
             Consolidated Water and
             Sewer Series, 1994,
             4.700%, 02/01/07            100,000     102,390
                                                  ----------
            MASSACHUSETTS--4.41%
Aaa/AAA     Massachusetts State Water
             Revnues Authority,
             General Purpose-Series
             A, 5.500%, 11/01/21         450,000     465,021
                                                  ----------
            NEW MEXICO--0.99%
Aaa/AAA     Central Consolidated
             School District No. 22
             San Juan County, New
             Mexico General
             Obligation School
             Building Bonds, 5.300%,
             08/15/09                    100,000     104,508
                                                  ----------

SCHEDULE OF INVESTMENTS  February 28, 1998  (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND SERIES, CONTINUED

MUNICIPAL BONDS                          FACE
RATING(A)                               AMOUNT      VALUE
            NEW YORK--4.30%
Aaa/AAA     New York City, New York-
             General Obligation Bonds
             Unlimited, Series J,
             5.000%, 02/15/07          $ 100,000  $  104,104
Aa3/A+      Triborough Bridge &
             Tunnel Authority, New
             York, Revenue Bonds,
             General Purpose-Series
             B, 5.200%, 01/01/27         350,000     349,975
                                                  ----------
                                                     454,079
                                                  ----------
            NORTH CAROLINA--2.03%
Aaa/AAA     City of Charlotte, North
             Carolina-General
             Obligation Public
             Improvement Bonds,
             Series 1994, 5.700%,
             02/01/08                    100,000     108,424
Baa1/BBB    North Carolina Eastern
             Municipal Power Agency-
             Power System Revenue
             Bonds, Refunding Series
             1993 B, 6.250%, 01/01/12    100,000     105,915
                                                  ----------
                                                     214,339
                                                  ----------
            OHIO--3.99%
Aaa/AAA     Franklin County,
             Ohio-General Obligation
             Bonds Limited, 5.100%,
             12/01/08                    300,000     316,500
Aaa/AAA     Franklin County,
             Ohio-General Obligation
             Bonds Limited, 5.300%,
             12/01/11                    100,000     104,870
                                                  ----------
                                                     421,370
                                                  ----------
            OKLAHOMA--1.27%
Aaa/NR      Oklahoma Housing Finance
             Agency-Single Family
             Mortgage Revenue Bonds
             (Homeownership Loan
             Program), 1994 Series
             A-1, 6.250%, 09/01/07
             (b)                         130,000     134,502
                                                  ----------
            OREGON--2.11%
A1/A+       City of Portland,
             Oregon-Sewer System
             Revenue Bonds, 1994
             Series A, 6.250%,
             06/01/15                    200,000     223,074
                                                  ----------
MUNICIPAL BONDS                          FACE
RATING(A)                               AMOUNT      VALUE
            PENNSYLVANIA--0.99%
Aa3/AA-     Pennsylvania State
             General Obligation Bonds
             Unlimited, Refunding &
             Projects-First Series,
             5.000%, 04/15/06          $ 100,000  $  104,159
                                                  ----------
            PUERTO RICO--2.29%
Baa1/A      Commonwealth of Puerto
             Rico-Public Improvement
             Refunding Bonds, Series
             1992A, General
             Obligation Bonds,
             6.000%, 07/01/14            100,000     106,884
Baa1/BBB+   Puerto Rico Electric
             Power Authority-Power
             Revenue Bonds, Series R,
             6.250%, 07/01/17            125,000     134,516
                                                  ----------
                                                     241,400
                                                  ----------
            RHODE ISLAND--1.00%
Aa2/AA+     Rhode Island Housing &
             Mortgage Financial
             Corporation,
             Homeownership
             Opportunity, Series
             20-A, 6.150%, 04/01/17      100,000     105,839
                                                  ----------
            TENNESSEE--1.94%
A1/A+       Tennessee Housing
             Development Agency-
             Mortgage Finance Program
             Bonds, 1994 Series B,
             6.200%, 01/01/09 (b)        200,000     204,976
                                                  ----------
            TEXAS--24.23%
Aaa/AAA     Baytown, Texas-Water and
             Sewer Revenue Bonds,
             5.950%, 02/01/14            100,000     106,681
Aaa/AAA     Board of Regents of The
             University of Texas
             System-Permanent
             University Fund,
             Refunding Bonds Series
             1992A, 6.250%, 07/01/13     200,000     215,292
Aaa/AAA     City of Austin,
             Texas-Combined Utility
             Systems Revenue
             Refunding Bonds, Series
             1994, 6.250%, 05/15/16      100,000     110,478
Aa2/AA      City of Dallas, Texas-
             Waterworks and Sewer
             System Revenue Bonds,
             Series 1994, 5.600%,
             04/01/07                    100,000     104,743

SCHEDULE OF INVESTMENTS  February 28, 1998  (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND SERIES, CONTINUED

MUNICIPAL BONDS                          FACE
RATING(A)                               AMOUNT      VALUE
            TEXAS--CONTINUED
Aaa/AAA     Collin County, Texas-
             Community College
             District, Consolidated
             Fund, Revenue Bonds,
             5.250%, 02/01/15          $ 400,000  $  408,272
Aaa/AAA     Dallas-Fort Worth
             International
             Airport-Dallas-Fort
             Worth Regional Airport,
             Joint Revenue Refunding
             Bonds, Series 1994A,
             6.000%, 11/01/10            100,000     108,382
Aaa/AAA     Denton, Texas-General
             Obligation Bonds
             Limited, 5.500%,
             02/15/08                    130,000     138,889
Aaa/AAA     Denton, Texas-General
             Obligation Bonds
             Limited, 5.600%,
             02/15/09                    120,000     128,339
Aaa/NR      Flower Mound, Texas-
             Refunding and
             Improvement, General
             Obligation Unlimited,
             5.500%, 03/01/17            200,000     207,036
Aaa/AAA     Galveston Independent
             School
             District-Unlimited Tax
             Schoolhouse Bonds,
             Series 1994, 5.200%,
             02/01/07                    100,000     104,184
Aa2/AA      Harris County, Texas-Tax
             and Revenue Certificates
             of Obligation, Series
             1994, 6.100%, 10/01/12      135,000     149,063
Aa2/AA      Harris County, Texas-Tax
             and Revenue Certificates
             of Obligation, Series
             1994, 6.100%, 10/01/13      125,000     138,021
Aaa/AAA     Laredo, Texas-General
             Obligation Bonds
             Unlimited, 5.250%,
             02/15/11                    100,000     103,216
Aaa/AAA     Tarrant County Health
             Facilities Development
             Corporation-Health
             System Revenue Bonds,
             (Harris Methodist Health
             System), Series 1994,
             6.000%, 09/01/14 (c)        200,000     219,882
Aaa/AAA     Texas Turnpike
             Authority-Dallas North
             Tollway System Revenue
             Bonds, Series 1995
             (President George Bush
             Turnpike), 5.400%,
             01/01/15                    100,000     103,356
MUNICIPAL BONDS                          FACE
RATING(A)                               AMOUNT      VALUE
            TEXAS--CONTINUED
Aaa/AAA     West University Place,
             Texas-General Obligation
             Bonds Limited, Permanent
             Improvement, 5.650%,
             02/01/14                  $ 100,000  $  105,519
Aaa/NR      Weslaco, Texas
             Independent School
             District General
             Obligation Bonds,
             5.650%, 02/15/13            100,000     105,747
                                                  ----------
                                                   2,557,100
                                                  ----------
            UTAH--1.56%
Aa2/AA      Utah Housing Finance
             Agency-Single Family
             Mortgage Bonds, 1995
             Issue A, (Federally
             Insured or Guaranteed
             Mortgage Loans), 7.150%,
             07/01/12 (b)                 65,000      69,778
Aa2/NR      Utah State Housing
             Financial Agency-Single
             Family Mortgage Bonds,
             Series F1, 6.000%,
             07/01/13                     90,000      94,464
                                                  ----------
                                                     164,242
                                                  ----------
            VIRGINIA--1.01%
Aaa/AAA     Virginia State Housing
             Development Authority
             Commonwealth Mortgage
             Bonds, Series A,
             Subseries A-4, 6.300%,
             07/01/15 (b)                100,000     106,952
                                                  ----------
            WASHINGTON--10.07%
Aaa/AAA     City of Richland,
             Washington-Water and
             Sewer Improvement
             Revenue Bonds, 1993,
             5.550%, 04/01/07            300,000     317,559
Aa1/AA+     King County, Washington-
             Department of
             Metropolitan Services,
             Limited Tax General
             Obligation Bonds, 1994
             Series A, 5.800%,
             01/01/08                    200,000     216,490
Aa1/AA+     King County, Washington-
             Limited Tax General
             Obligation and Refunding
             Bonds, 1993 Series A,
             6.000%, 12/01/10            100,000     108,162
Aaa/AAA     Municipality of
             Metropolitan Seattle
             Sewer Refunding Revenue
             Bonds, Series X, 5.400%,
             01/01/15                    100,000     102,264

SCHEDULE OF INVESTMENTS  February 28, 1998  (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND SERIES, CONTINUED

MUNICIPAL BONDS                          FACE
RATING(A)                               AMOUNT      VALUE
            WASHINGTON--CONTINUED
Aa1/AA+     Port of Seattle,
             Washington-General
             Obligation Bonds,
             5.750%, 05/01/14 (b)      $ 100,000 $   104,839
Aa1/AA+     State of
             Washington-General
             Obligation Bonds, Series
             1994B, 5.750%, 05/01/09     100,000     106,948
Aa1/AA+     State of
             Washington-General
             Obligation Bonds, Series
             1994B, 6.000%, 09/01/16     100,000     106,355
                                                 -----------
                                                   1,062,617
                                                 -----------
            WISCONSIN--3.03%
Aa2/AA      City of Green Bay-General
             Obligation Refunding
             Bonds, Series 1994B,
             5.900%, 04/01/09            200,000     213,662
Aa2/AA      State of
             Wisconsin-General
             Obligation Bonds
             Unlimited, Series C,
             5.400%, 05/01/09            100,000     106,251
                                                 -----------
                                                     319,913
                                                 -----------
                   TOTAL MUNICIPAL BONDS--94.19%
                               (Cost $9,331,555)   9,941,831
                                                 -----------

                                         FACE
GOVERNMENT AGENCIES                     AMOUNT      VALUE
Federal Farm Credit Bank, 5.36%,
03/12/98                               $ 200,000  $  199,821
Student Loan Marketing Association,
 5.44%, 03/03/98                         300,000     299,910
                                                 -----------
                TOTAL GOVERNMENT AGENCIES--4.73%
                                 (Cost $499,731)     499,731
                                                 -----------
                       TOTAL INVESTMENTS--98.92%
                               (Cost $9,831,286)  10,441,562
                                                 -----------
  CASH AND OTHER ASSETS, LESS LIABILITIES--1.08%     113,512
                                                 -----------
                       TOTAL NET ASSETS--100.00% $10,555,074
                                                 -----------
                                                 -----------

Notes to Schedule of Investments
(a) Ratings assigned by Moody's Investor's Service, Inc.
    (Moody's) and Standard & Poor's Corporation (S&P).
    Ratings are unaudited.
(b) Security subject to the alternative minimum tax.
(c) Issuer has defeased these bonds, collateral for such defeasance is U.S. Government obligations.

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  February 28, 1998  (Unaudited)
--------------------------------------------------------------------------------

                                                                 GOVERNMENT    PRIMARY     TAX FREE
                                                                 INCOME FUND     FUND        FUND
                                                                   SERIES       SERIES      SERIES
ASSETS
Investment in securities, at value                              $23,800,003  $32,747,063 $10,441,562
Cash                                                                  2,740           65      29,211
Receivable for:
  Interest                                                          254,728       --         138,182
  Expense reimbursement                                              --            3,647       4,885
Other assets                                                          2,782        2,782       3,211
                                                                ------------ ----------- -----------
                                                   TOTAL ASSETS  24,060,253   32,753,557  10,617,051
                                                                ------------ ----------- -----------
LIABILITIES
  Distribution payable                                              115,406      123,635      39,110
  Capital stock reacquired                                           --           14,769      --
Accrued:
  Investment advisory fee                                             9,596       11,851       4,191
  Service fee                                                         4,798        5,925       2,096
Other liabilities                                                    15,748       19,086      16,580
                                                                ------------ ----------- -----------
                                              TOTAL LIABILITIES     145,548      175,266      61,977
                                                                ------------ ----------- -----------
                                                     NET ASSETS $23,914,705  $32,578,291 $10,555,074
                                                                ------------ ----------- -----------
                                                                ------------ ----------- -----------
Shares of capital stock outstanding, (2,000,000 shares
  authorized, $.01 par value per share)                           2,266,422   32,584,064   1,002,040
                                                                ------------ ----------- -----------
                                                                ------------ ----------- -----------
Net asset value                                                 $   10.55    $     1.00  $    10.53
                                                                ------------ ----------- -----------
                                                                ------------ ----------- -----------
Offering price per share:
  (Net asset value  DIVIDED BY 95.5%)                           $   11.05                $    11.03
                                                                ------------             -----------
                                                                ------------             -----------
Offering price per share                                                     $     1.00
                                                                             -----------
                                                                             -----------

STATEMENTS OF OPERATIONS  Six Months Ended February 28, 1998  (Unaudited)
--------------------------------------------------------------------------------

                                                                    GOVERNMENT    PRIMARY   TAX FREE
                                                                    INCOME FUND    FUND       FUND
                                                                      SERIES      SERIES     SERIES
INVESTMENT INCOME
Interest                                                             $ 852,723   $1,019,610 $ 288,238
EXPENSES
Investment advisory fees                                                59,803      86,992     26,317
Service fees                                                            29,901      43,496     13,158
Professional fees                                                        6,017       6,507      6,506
Custody and transaction fees                                             7,153      13,365      4,720
Directors' fees                                                          5,119       7,807      5,119
Qualification fees                                                       4,947       9,007      6,723
Shareholder reporting expenses                                           1,709       2,223        308
Insurance expenses                                                       1,263       1,481      1,019
Other                                                                      398       1,788        836
                                                                    -----------  ---------  ---------
                                                    TOTAL EXPENSES     116,310     172,666     64,706
                                          LESS EXPENSES REIMBURSED      --         (33,479)   (26,317)
                                                                    -----------  ---------  ---------
                                                      NET EXPENSES     116,310     139,187     38,389
                                                                    -----------  ---------  ---------
INVESTMENT INCOME--NET                                                 736,413     880,423    249,849
                                                                    -----------  ---------  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                       2,788      --          6,395
  Change in unrealized appreciation of investments for the period      333,675      --        271,143
                                                                    -----------  ---------  ---------
NET GAIN ON INVESTMENTS                                                336,463      --        277,538
                                                                    -----------  ---------  ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,072,876  $ 880,423  $ 527,387
                                                                    -----------  ---------  ---------
                                                                    -----------  ---------  ---------

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS  (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT INCOME FUND SERIES

                                                                        SIX MONTHS
                                                                           ENDED       YEAR ENDED
                                                                       FEBRUARY 28,    AUGUST 31,
                                                                           1998           1997
                                                                       -------------  -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                               $     736,413  $   1,462,594
  Net realized gain (loss) on investments                                      2,788         (2,446)
  Change in unrealized appreciation (depreciation)                           333,675        562,324
                                                                       -------------  -------------
  Net increase in net assets resulting from operations                     1,072,876      2,022,472
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                    (779,941)    (1,419,091)
CAPITAL SHARE TRANSACTIONS--NET                                              (61,531)     1,952,455
                                                                       -------------  -------------
TOTAL INCREASE                                                               231,404      2,555,836
NET ASSETS
  Beginning of period                                                     23,683,301     21,127,465
                                                                       -------------  -------------
  End of period                                                        $  23,914,705  $  23,683,301
                                                                       -------------  -------------
                                                                       -------------  -------------

PRIMARY FUND SERIES

                                                                        SIX MONTHS
                                                                           ENDED       YEAR ENDED
                                                                       FEBRUARY 28,    AUGUST 31,
                                                                           1998           1997
                                                                       -------------  -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                               $     880,423  $   1,712,208
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                    (880,423)    (1,712,208)
CAPITAL SHARE TRANSACTIONS--NET                                             (466,584)    (4,420,149)
                                                                       -------------  -------------
TOTAL DECREASE                                                              (466,584)    (4,420,149)
NET ASSETS
  Beginning of period                                                     33,044,875     37,465,024
                                                                       -------------  -------------
  End of period                                                        $  32,578,291  $  33,044,875
                                                                       -------------  -------------
                                                                       -------------  -------------

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS  (Unaudited)
--------------------------------------------------------------------------------
TAX FREE FUND SERIES

                                                                        SIX MONTHS
                                                                           ENDED       YEAR ENDED
                                                                       FEBRUARY 28,    AUGUST 31,
                                                                           1998           1997
                                                                       -------------  -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                               $     249,849  $     499,113
  Net realized gain on investments                                             6,395         12,803
  Change in unrealized appreciation (depreciation)                           271,143        314,617
                                                                       -------------  -------------
  Net increase in net assets resulting from operations                       527,387        826,533
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                    (258,193)      (492,984)
CAPITAL SHARE TRANSACTIONS--NET                                             (414,289)     1,218,423
                                                                       -------------  -------------
TOTAL INCREASE (DECREASE)                                                   (145,095)     1,551,972
NET ASSETS
  Beginning of period                                                     10,700,169      9,148,197
                                                                       -------------  -------------
  End of period                                                        $  10,555,074  $  10,700,169
                                                                       -------------  -------------
                                                                       -------------  -------------

FINANCIAL HIGHLIGHTS  (Unaudited)
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period. GOVERNMENT INCOME FUND SERIES

                                         SIX MONTHS
                                            ENDED
                                        FEBRUARY 28,                       YEAR ENDED AUGUST 31,
                                        -------------  -------------------------------------------------------------
                                            1998           1997          1996        1995        1994        1993
                                        -------------  -------------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Period    $   10.42      $   10.14      $   10.51   $   10.07   $   10.87   $   10.56
Investment income--net                       0.32           0.67           0.65        0.70        0.54        0.50
Net realized and unrealized gain
  (loss) on investments                      0.15           0.26          (0.37)       0.44       (0.79)       0.49
                                        -------------  -------------  ----------  ----------  ----------  ----------
      Total from Investment Operations       0.47           0.93           0.28        1.14       (0.25)       0.99
Less distributions from
  Investment income--net                    (0.34)         (0.65)         (0.65)      (0.70)      (0.55)      (0.50)
  Capital gains                              0.00           0.00           0.00        0.00        0.00       (0.18)
                                        -------------  -------------  ----------  ----------  ----------  ----------
                   Total Distributions      (0.34)         (0.65)         (0.65)      (0.70)      (0.55)      (0.68)
                                        -------------  -------------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period          $   10.55      $   10.42      $   10.14   $   10.51   $   10.07   $   10.87
                                        -------------  -------------  ----------  ----------  ----------  ----------
                                        -------------  -------------  ----------  ----------  ----------  ----------
                          Total Return       4.58%**        9.37%          2.63%      11.85%      (2.41)%     10.23%
                                        -------------  -------------  ----------  ----------  ----------  ----------
                                        -------------  -------------  ----------  ----------  ----------  ----------
RATIOS (IN PERCENTAGES)/ SUPPLEMENTAL
  DATA
Net Assets, end of period (000's
  omitted)                              $  23,915      $  23,683      $  21,127   $  20,466   $  19,790   $  19,783
Ratio of expenses to average net
  assets                                     0.97%*         1.00%(1)       1.00%(1)    0.70%(1)    1.12%       1.07%
Ratio of net investment income to
  average net assets                         6.16%          6.46%          6.17%       6.90%       5.11%       5.07%
Portfolio turnover rate                      0.92%          9.06%         30.17%       2.20%      45.48%      18.14%

 * Ratios annualized
** Returns are not annualized
(1) Expenses for the calculation are net of a reimbursement from Securities Management & Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.07%, 1.20% and 1.06% for the years ended August 31, 1997, 1996 and 1995, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS  (Unaudited)
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period. PRIMARY FUND SERIES

                                             SIX MONTHS
                                               ENDED
                                            FEBRUARY 28,                    YEAR ENDED AUGUST 31,
                                            ------------  ----------------------------------------------------------
                                                1998         1997        1996        1995        1994        1993
                                            ------------  ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Period         $    1.00    $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
Investment income--net                            0.03         0.05        0.05        0.05        0.03        0.02
                                            ------------  ----------  ----------  ----------  ----------  ----------
          Total from Investment Operations        0.03         0.05        0.05        0.05        0.03        0.02
Less distributions from
  Investment income--net                         (0.03)       (0.05)      (0.05)      (0.05)      (0.03)      (0.02)
                                            ------------  ----------  ----------  ----------  ----------  ----------
                       Total Distributions       (0.03)       (0.05)      (0.05)      (0.05)      (0.03)      (0.02)
                                            ------------  ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period               $    1.00    $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                            ------------  ----------  ----------  ----------  ----------  ----------
                                            ------------  ----------  ----------  ----------  ----------  ----------
                              Total Return        2.55%**      4.98%       5.07%       5.01%       2.91%       2.59%
                                            ------------  ----------  ----------  ----------  ----------  ----------
                                            ------------  ----------  ----------  ----------  ----------  ----------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)    $  32,578    $  33,045   $  37,465   $  20,984   $  15,208   $  15,539
Ratio of expenses to average net assets
  (1)                                             0.80%*       0.80%       0.81%       0.84%       0.79%       0.85%
Ratio of net investment income to average
  net assets                                      5.05%        4.86%       4.93%       4.91%       2.88%       2.47%

TAX FREE FUND SERIES

                                                 SIX MONTHS
                                                    ENDED                                                PERIOD ENDED
                                                FEBRUARY 28,            YEAR ENDED AUGUST 31,             AUGUST 31,
                                                -------------  ----------------------------------------  ------------
                                                    1998           1997          1996          1995          1994
                                                -------------  ------------  ------------  ------------  ------------
Net Asset Value, Beginning of Period            $   10.27      $    9.93     $    9.95     $    9.62     $   10.00
Investment income--net                               0.26           0.51          0.53          0.51          0.24
Net realized and unrealized gain (loss) on
  investments                                        0.26           0.33         (0.02)         0.33         (0.38)
                                                -------------  ------------     ------        ------        ------
              Total from Investment Operations       0.52           0.84          0.51          0.84         (0.14)
Less distributions from
  Investment income--net                            (0.26)         (0.50)        (0.53)        (0.51)        (0.24)
                                                -------------  ------------     ------        ------        ------
                           Total Distributions      (0.26)         (0.50)        (0.53)        (0.51)        (0.24)
                                                -------------  ------------     ------        ------        ------
Net Asset Value, End of Period                  $   10.53      $   10.27     $    9.93     $    9.95     $    9.62
                                                -------------  ------------     ------        ------        ------
                                                -------------  ------------     ------        ------        ------
                                  Total Return       4.62%**        8.61%         5.18%         9.15%        (1.49)%**
                                                -------------  ------------     ------        ------        ------
                                                -------------  ------------     ------        ------        ------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)       $  10,555      $  10,700     $   9,148     $   8,399     $   7,295
Ratio of expenses to average net assets              0.73%*(2)      0.54%(2)      --  (2)       --  (2)       1.11%*
Ratio of net investment income to average net
  assets                                             4.75%          4.97%         5.27%         5.43%         2.50%*
Portfolio turnover rate                              --            22.15%        18.44%        12.63%        16.49%

 * Ratios annualized
** Returns are not annualized
(1) Expenses for the calculation are net of a reimbursement from Securities Management & Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 0.99% (annualized), 1.01%, 1.15%, 1.21%, 1.20% and 1.23% for the six months ended February 28, 1998 and the years ended August 31, 1997, 1996, 1995, 1994 and 1993, respectively.
(2) Expenses for the calculation are net of a reimbursement from Securities Management & Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.23% (annualized), 1.27%, 1.18% and 1.25% for the six months ended February 28, 1998 and the years ended August 31, 1997, 1996 and 1995, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  February 28, 1998  (Unaudited)
--------------------------------------------------------------------------------
SM&R CAPITAL FUNDS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
The SM&R Capital Funds, Inc. (the "Funds") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Funds are comprised of the American National Government Income Fund Series ("Government Income Fund Series"), American National Primary Fund Series ("Primary Fund Series"), and American National Tax Free Fund Series ("Tax Free Fund Series"). Operations commenced March 16, 1992, for the Government Income Fund Series and Primary Fund Series. The Tax Free Fund Series began operations September 9, 1993.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION:
Investments in securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:
For federal income tax purposes, each series is treated as a separate entity. The Funds intend to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements. At December 31, 1997, the Government Income Fund Series, Primary Fund Series and the Tax Free Fund Series had capital loss carryforwards that will expire in 2007 of approximately $373,000, $6,000 and $45,000, respectively.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering and may be redeemed on any business day.

     AMERICAN NATIONAL GOVERNMENT INCOME FUND SERIES
     The Government Income Fund Series invest primarily in the agencies or instrumentalities of the U.S. Government. Dividends to shareholders from net investment income are declared and paid monthly.

     AMERICAN NATIONAL PRIMARY FUND SERIES
     The Primary Fund Series' objective is to seek maximum current income consistent with capital preservation and liquidity through investment primarily in commercial paper. All capital stock transactions are made at net asset value. Distributions are computed daily and distributed monthly.

     AMERICAN NATIONAL TAX FREE SERIES
     The Tax Free Series' objective is to provide as high a level of income largely exempt from federal income taxes as is consistent with preservation of capital through investment of at least 80% of its net assets in tax-exempt securities during normal market conditions. Dividends to shareholders from net investment income are declared and paid monthly.

EXPENSES:
Operating expenses not directly attributable to a series' shares are prorated among the series based on the relative amount of each series' net assets or shareholders.

NOTE 2--INVESTMENT ADVISORY AND SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Securities Management & Research, Inc. ("SM&R") is the investment advisor and principal underwriter for the Funds. Investment advisory fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R CAPITAL FUNDS, INC.

NOTE 2--CONTINUED
GOVERNMENT INCOME FUND SERIES
TAX FREE FUND SERIES

                                                                              INVESTMENT
NET ASSETS                                                                   ADVISORY FEE
Not exceeding $100,000,000                                                         0.50%
Exceeding $100,000,000 but not exceeding $300,000,000                              0.45%
Exceeding $300,000,000                                                             0.40%

PRIMARY FUND SERIES

All average daily net assets                                                       0.50%

Administrative fees paid to SM&R by the Funds are computed as a percentage of average daily net assets as follows:

NET ASSETS                                                                   SERVICE FEES
Not exceeding $100,000,000                                                         0.25%
Exceeding $100,000,000 but not exceeding $200,000,000                              0.20%
Exceeding $200,000,000 but not exceeding $300,000,000                              0.15%
Exceeding $300,000,000                                                             0.10%

SM&R has agreed to reimburse the Funds for all expenses, other than taxes, interest and expenses directly related to the purchase and sale of investment securities, in excess of 1.25% per annum of the average daily net assets. SM&R has voluntarily agreed to reimburse the Primary Fund Series for expenses in excess of 0.80% per annum of average daily net assets and the Government Income Fund Series for expenses in excess of 1.00% per annum of average daily net assets for the six months ended February 28, 1998.

The Tax Free Fund Series has voluntarily agreed to waive investment advisory fees leaving the Tax Free Fund responsible for all other expenses.

For the six months ended February 28, 1998, SM&R, as principal underwriter, received as sales charges on sales of shares of capital stock of the Funds as follows:

                                                                           SALES CHARGES
                                                                         RECEIVED BY SM&R
Government Income                                                            $   8,815
Tax Free                                                                     $   3,336

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of February 28, 1998, SM&R and American National had the following ownership in the Funds:

                                         SM&R                     AMERICAN NATIONAL
                            ------------------------------  ------------------------------
                                        PERCENT OF SHARES               PERCENT OF SHARES
                             SHARES        OUTSTANDING       SHARES        OUTSTANDING
Government Income             467,377             21%         641,027             28%
Primary                       898,548              3%      16,442,706             50%
Tax Free                      122,624             12%         613,122             61%

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENT SECURITIES
Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments in securities, other than commercial paper, were as follows:

                                                           PURCHASES      SALES
Government Income                                          $ 300,539    $ 215,192
Tax Free                                                   $       0    $ 515,379

Gross unrealized appreciation and depreciation as of February 28, 1998, were as follows:

                                                          APPRECIATION   DEPRECIATION
Government Income                                          $ 833,673       $       0
Tax Free                                                   $ 610,276       $       0

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R CAPITAL FUNDS, INC.

NOTE 4--CAPITAL STOCK

GOVERNMENT INCOME FUND SERIES

                                                                       SIX MONTHS ENDED          YEAR ENDED
                                                                       FEBRUARY 28, 1998       AUGUST 31, 1997
                                                                     ----------------------  ---------------------
                                                                      SHARES       AMOUNT     SHARES      AMOUNT
                                                                     ---------  -----------  ---------  ----------
Sale of capital shares                                                  79,608  $   844,807    291,016  $3,010,920
Investment income dividends reinvested                                  72,480      762,904    127,868   1,322,811
                                                                     ---------  -----------  ---------  ----------
Subtotals                                                              152,088    1,607,711    418,884   4,333,731
Redemptions of capital shares                                         (157,847)  (1,669,242)  (229,580) (2,381,276)
                                                                     ---------  -----------  ---------  ----------
Net increase(decrease) in capital shares outstanding                    (5,759) $   (61,531)   189,304  $1,952,455
                                                                                -----------             ----------
                                                                                -----------             ----------
Shares outstanding at beginning of period                            2,272,181              2,082,877
                                                                     ---------              ---------
Shares outstanding at end of period                                  2,266,422              2,272,181
                                                                     ---------              ---------
                                                                     ---------              ---------
Net assets as of February 28, 1998 are comprised of the following:
Capital (par value and additional paid-in)                                     $23,451,334
Accumulated net realized loss on investments                                      (370,302)
Net unrealized appreciation of investments                                         833,673
                                                                               -----------
Net Assets                                                                     $23,914,705
                                                                               -----------
                                                                               -----------

PRIMARY FUND SERIES

                                                                   SIX MONTHS ENDED             YEAR ENDED
                                                                   FEBRUARY 28, 1998          AUGUST 31, 1997
                                                                -----------------------   -----------------------
                                                                  SHARES      AMOUNT        SHARES      AMOUNT
                                                                ----------  -----------   ----------  -----------
Sale of capital shares                                          20,936,864  $20,936,864   37,131,503  $37,131,503
Investment income dividends reinvested                             890,782      890,782    1,614,059    1,614,059
                                                                ----------  -----------   ----------  -----------
Subtotals                                                       21,827,646   21,827,646   38,745,562   38,745,562
Redemptions of capital shares                                  (22,294,230) (22,294,230) (43,165,711) (43,165,711)
                                                                ----------  -----------   ----------  -----------
Net decrease in capital shares outstanding                        (466,584) $  (466,584)  (4,420,149) $(4,420,149)
                                                                            -----------               -----------
                                                                            -----------               -----------
Shares outstanding at beginning of period                       33,050,648                37,470,797
                                                                ----------                ----------
Shares outstanding at end of period                             32,584,064                33,050,648
                                                                ----------                ----------
                                                                ----------                ----------
Net assets as of February 28, 1998 are comprised of the
 following:
Capital (par value and additional paid-in)                                  $32,584,046
Accumulated net realized loss on investments                                     (5,755)
                                                                            -----------
Net Assets                                                                  $32,578,291
                                                                            -----------
                                                                            -----------

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R CAPITAL FUNDS, INC.

NOTE 4--CONTINUED
TAX FREE FUND SERIES

                                                                        SIX MONTHS ENDED          YEAR ENDED
                                                                        FEBRUARY 28, 1998      AUGUST 31, 1997
                                                                      ---------------------  --------------------
                                                                       SHARES       AMOUNT      SHARES     AMOUNT
                                                                      ---------  -----------   ---------  ---------
Sale of capital shares                                                   23,822  $   250,903      95,379  $  964,391
Investment income dividends reinvested                                   25,176      262,040      47,765     482,300
                                                                      ---------  -----------  ----------  ----------
Subtotals                                                                48,998      512,943     143,144   1,446,691
Redemptions of capital shares                                           (88,598)    (927,232)    (22,454)   (228,268)
                                                                      ---------  -----------  ----------  ----------
Net increase(decrease) in capital shares outstanding                    (39,600) $  (414,289)    120,690  $1,218,423
                                                                                 -----------             ----------
                                                                                 -----------             ----------
Shares outstanding at beginning of period                             1,041,640                 920,950
                                                                      ---------               ---------
Shares outstanding at end of period                                   1,002,040               1,041,640
                                                                      ---------               ---------
                                                                      ---------               ---------
Net assets as of February 28, 1998 are comprised of the following:
Capital (par value and additional paid-in)                                       $ 9,988,441
Accumulated net realized loss on investments                                         (43,643)
Net unrealized appreciation of investments                                           610,276
                                                                                 -----------
Net Assets                                                                       $10,555,074
                                                                                 -----------
                                                                                 -----------

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
SM&R CAPITAL FUNDS, INC.  One Moody Plaza, Galveston, Texas 77550
--------------------------------------------------------------------------------

                                   DIRECTORS
                            Ernest S. Barratt, Ph.D.
                               Allan W. Matthews
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Jamie G. Williams
                              Frank P. Williamson

                                    OFFICERS
                        Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                        Emerson V. Unger, Vice President
                Teresa E. Axelson, Vice President and Secretary
             Vera M. Young, Vice President and Portfolio Manager--
                              Primary Fund Series
             Terry E. Frank, Vice President and Portfolio Manager--
             Government Income Fund Series and Tax Free Fund Series

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                One Moody Plaza
                             Galveston, Texas 77550

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                One Moody Plaza
                             Galveston, Texas 77550

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                One Moody Plaza
                             Galveston, Texas 77550

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                One Moody Plaza
                             Galveston, Texas 77550

                              INDEPENDENT AUDITORS
                           Tait, Weller & Baker, CPA
                         8 Penn Center Plaza, Suite 800
                     Philadelphia, Pennsylvania 19103-2108

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